Income Taxes (Details Narrative) - USD ($)	6 Months Ended		12 Months Ended
	Feb. 29, 2020	Feb. 28, 2019	Aug. 31, 2019	Aug. 31, 2018
Income Tax Disclosure [Abstract]
Net increase in the valuation allowance of deferred tax assets	$ 239,040		$ 80,747	$ 43,283
Operating loss carry forwards	$ 3,629,505		$ 985,355
Operating Loss Carryforwards, Expiration Date	Aug. 31, 2039		Aug. 31, 2038
Current tax expense	$ 0	$ 0	$ 0	0
Research and development credit carry forward	$ 1,963		$ 1,963	$ 1,963